Fair value measurement (Details) - Recurring basis - CNY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Assets
Time deposits	¥ 233,724	¥ 104,896
Wealth management products	21,261	47,480
Marketable debt securities	1,529
Restricted cash and escrow receivables	37,455	35,207
Listed equity securities	103,260	124,841
Convertible and exchangeable bonds	8,339	11,343
Option agreements	826	2,604
Others	12,890	4,709
Assets	419,284	331,080
Liabilities
Contingent consideration in relation to investments and acquisitions	829	2,232
Interest rate swap contracts and others	524	221
Liabilities	1,353	2,453
Level 1
Assets
Restricted cash and escrow receivables	37,455	35,207
Listed equity securities	103,260	124,841
Others	2,196	686
Assets	142,911	160,734
Level 2
Assets
Time deposits	233,724	104,896
Wealth management products	21,261	47,480
Marketable debt securities	1,529
Convertible and exchangeable bonds	1,067	1,698
Option agreements	1	2,493
Others	2,402	128
Assets	259,984	156,695
Liabilities
Interest rate swap contracts and others	354	47
Liabilities	354	47
Level 3
Assets
Convertible and exchangeable bonds	7,272	9,645
Option agreements	825	111
Others	8,292	3,895
Assets	16,389	13,651
Liabilities
Contingent consideration in relation to investments and acquisitions	829	2,232
Interest rate swap contracts and others	170	174
Liabilities	¥ 999	¥ 2,406